Summary of Significant Accounting Policies - Accounting standards recently adopted (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 02, 2018 CNY (¥)
ASSETS
Accounts receivable, net		$ 825,355		¥ 4,803,527		¥ 5,674,731	¥ 5,334,521
Inventories		780,759		6,960,251		5,368,106	6,061,610
Liabilities
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB965,275 and RMB751,615 as of December 31, 2017 and 2018, respectively)		214,258		2,339,914		1,473,134	1,273,990
Accrued expenses and other current liabilities		801,775		3,537,151		5,512,605	4,059,058
Equity
Retained earnings		1,150,083		5,602,681		7,907,396	5,779,051
Revenue
Net revenues		12,293,499	¥ 84,523,948	72,912,313	¥ 56,591,302
Cost applicable to revenue
Cost of revenues		9,810,920	67,454,981	56,618,471	42,994,688
Operating and income tax expenses
Income tax expense		82,409	566,604	626,140	601,828
Net income
Net income		310,301	2,133,472	1,892,433	1,992,767
Product revenues
Revenue
Net revenues		11,855,178	81,510,275	71,171,653	55,281,900
Other revenues
Revenue
Net revenues		$ 438,321	3,013,673	¥ 1,740,660	¥ 1,309,402
ASU 2016-01
Net income
Cumulative-effect adjustment	¥ 400
ASU 2016-02
Accounting standards issued but not adopted
Impact and estimates a material increase of lease-related assets and liabilities			451,400
Balances Without Adoption of Topic 606
Cost applicable to revenue
Cost of revenues			66,508,966
Operating and income tax expenses
Income tax expense			520,985
Net income
Net income			1,896,447
Balances Without Adoption of Topic 606 | Product revenues
Revenue
Net revenues			80,343,367
Balances Without Adoption of Topic 606 | Other revenues
Revenue
Net revenues			2,951,922
Balances Without Adoption of Topic 606 | ASU 2014-09
ASSETS
Accounts receivable, net						5,138,714
Inventories						6,488,200
Liabilities
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB965,275 and RMB751,615 as of December 31, 2017 and 2018, respectively)						2,871,523
Accrued expenses and other current liabilities						4,935,318
Equity
Retained earnings						7,670,370
Adjustments Due to Topic 606
ASSETS
Accounts receivable, net							530,994
Inventories							(898,641)
Liabilities
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB965,275 and RMB751,615 as of December 31, 2017 and 2018, respectively)							(1,065,924)
Accrued expenses and other current liabilities							521,907
Equity
Retained earnings							¥ 176,370
Cost applicable to revenue
Cost of revenues			946,015
Operating and income tax expenses
Income tax expense			45,619
Net income
Net income			237,025
Adjustments Due to Topic 606 | Product revenues
Revenue
Net revenues			1,166,908
Adjustments Due to Topic 606 | Other revenues
Revenue
Net revenues			¥ 61,751
Adjustments Due to Topic 606 | ASU 2014-09
ASSETS
Accounts receivable, net						536,017
Inventories						(1,120,094)
Liabilities
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB965,275 and RMB751,615 as of December 31, 2017 and 2018, respectively)						(1,398,389)
Accrued expenses and other current liabilities						577,287
Equity
Retained earnings						¥ 237,026